Long-Term Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
7	Long-term investments
Equity investments without readily determinable fair value
Equity investments without readily determinable fair value were accounted as cost method investments prior to adopting ASC
321-
Investments—Equity Securities (“ASC 321”) on January 1, 2019. As of December 31, 2018, the carrying amount of the Group’s cost method investments was RMB79,696. In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
As of December 31
, 2019
, the carrying amount of the Group’s equity investments was RMB168,637, net of RMB nil
in accumulated impairment. During the year ended December 31, 2019, certain equitinvestments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer and the aggregate carrying amount of these investments was
 RMB31,375

as of December 31
, 2019
.
As of December 31, 2020, the carrying amount of the Group’s equity investments was RMB168,526 (US$25,828),

net of RMB38,739(US$5,937) in accumulated impairment.

Impairment charges recognized on equity investments without readily determinable fair value was

nil,

nil

and
 RMB38,739 (US$5,937)
for the years ended December 31, 2018, 2019 and 2020.The Company does not have any downward adjustments for the year ended December 31,2020.
Total unrealized and realized gains and losses of equity investments without readily determinable fair values in 2019 and 2020 were as follows:

	For the years ended December 31
	2019	2020
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	17,298	—	—
Gross unrealized losses (downward adjustments including impairment)	—	(39,181)	(6,005)

Net unrealized gains/losses on equity investments held	17,298	(39,181)	(6,005)
Net realized gains on equity investments sold	6,778	—	—

Total net gains/losses recognized in other income, net	24,076	(39,181)	(6,005)

In 2018 and 2019, the Company acquired a total 5.93% of the share capital of Zhuoxuan, a non-listed
company, for RMB7,265. The Company recognized a fair value gain of RMB3,043 in “other income” in 2019 due to the observable price change.
In 2017, the Company acquired 6.25% of the share capital of Shuwei, a non-listed
company, for RMB10,000, and the Company’s ownership of share in Shuwei decreased to 4.27% in 2018 due to Shuwei’s subsequent rounds of financing. In 2019, the Company disposed certain portion of equity ownership of Shuwei with the consideration RMB10,000, and recognized realized gain of RMB6,778 and a fair value gain of RMB14,255 for the remaining portion of equity ownership 2.89% in “other income”.